Investment properties (Details 3) - Level 3 [Member] - ARS ($) $ in Millions		12 Months Ended
		Jun. 30, 2020	Jun. 30, 2019
Rental Property [Member] | HSBC Building (Offices) [Member] | Discounted Cash Flows [Member] | Discount Rate [Member]
Disclosure of detailed information about investment property [line items]
Discount rate		4.75%
Increases in sensitivity analysis	[1]	$ (6,059)
Decreases in sensitivity analysis	[1]	7,507
Rental Property [Member] | HSBC Building (Offices) [Member] | Discounted Cash Flows [Member] | Weighted Average Rental Value [Member] | US Dollar [Member]
Disclosure of detailed information about investment property [line items]
Weighted average rental value (per square meter)		79	$ 73
Increases in sensitivity analysis	[1]	6,284	4,772
Decreases in sensitivity analysis	[1]	$ (6,284)	$ (4,772)
Rental Property [Member] | Las Vegas Project (Offices And Commercial Use) [Member] | Discounted Cash Flows [Member] | Discount Rate [Member]
Disclosure of detailed information about investment property [line items]
Discount rate		6.50%	(8.50%)
Increases in sensitivity analysis	[1]	$ (1,792)	$ (467)
Decreases in sensitivity analysis	[1]	2,512	493
Rental Property [Member] | Las Vegas Project (Offices And Commercial Use) [Member] | Discounted Cash Flows [Member] | Weighted Average Rental Value [Member] | US Dollar [Member]
Disclosure of detailed information about investment property [line items]
Weighted average rental value (per square meter)		25	33
Increases in sensitivity analysis	[1]	(1,307)	586
Decreases in sensitivity analysis	[1]	1,307	(586)
Rental Property [Member] | Israel | Offices [Member] | Discounted Cash Flows [Member] | Discount Rate [Member]
Disclosure of detailed information about investment property [line items]
Increases in sensitivity analysis	[1]	(406)	(3,816)
Decreases in sensitivity analysis	[1]	$ 539	$ 4,353
Rental Property [Member] | Israel | Offices [Member] | Discounted Cash Flows [Member] | Discount Rate [Member] | Minimum [Member]
Disclosure of detailed information about investment property [line items]
Discount rate		7.50%	7.00%
Rental Property [Member] | Israel | Offices [Member] | Discounted Cash Flows [Member] | Discount Rate [Member] | Maximum [Member]
Disclosure of detailed information about investment property [line items]
Discount rate		9.75%	9.00%
Rental Property [Member] | Israel | Offices [Member] | Discounted Cash Flows [Member] | Weighted Average Rental Value [Member] | Israel, New Shekels
Disclosure of detailed information about investment property [line items]
Weighted average rental value (per square meter)		$ 77	$ 63
Increases in sensitivity analysis	[1]	366	6,713
Decreases in sensitivity analysis	[1]	(366)	(6,713)
Rental Property [Member] | Israel | Commercial Use [Member] | Discounted Cash Flows [Member] | Discount Rate [Member]
Disclosure of detailed information about investment property [line items]
Increases in sensitivity analysis	[1]	(198)	(1,931)
Decreases in sensitivity analysis	[1]	$ 261	$ 2,207
Rental Property [Member] | Israel | Commercial Use [Member] | Discounted Cash Flows [Member] | Discount Rate [Member] | Minimum [Member]
Disclosure of detailed information about investment property [line items]
Discount rate		7.50%	7.00%
Rental Property [Member] | Israel | Commercial Use [Member] | Discounted Cash Flows [Member] | Discount Rate [Member] | Maximum [Member]
Disclosure of detailed information about investment property [line items]
Discount rate		7.80%	9.00%
Rental Property [Member] | Israel | Commercial Use [Member] | Discounted Cash Flows [Member] | Weighted Average Rental Value [Member] | Israel, New Shekels
Disclosure of detailed information about investment property [line items]
Weighted average rental value (per square meter)		$ 41	$ 87
Increases in sensitivity analysis	[1]	165	3,047
Decreases in sensitivity analysis	[1]	$ (165)	(3,047)
Rental Property [Member] | Israel | Industrial Use [Member] | Discounted Cash Flows [Member] | Discount Rate [Member]
Disclosure of detailed information about investment property [line items]
Discount rate
Increases in sensitivity analysis	[1]		(717)
Decreases in sensitivity analysis	[1]		$ 815
Rental Property [Member] | Israel | Industrial Use [Member] | Discounted Cash Flows [Member] | Discount Rate [Member] | Minimum [Member]
Disclosure of detailed information about investment property [line items]
Discount rate			7.75%
Rental Property [Member] | Israel | Industrial Use [Member] | Discounted Cash Flows [Member] | Discount Rate [Member] | Maximum [Member]
Disclosure of detailed information about investment property [line items]
Discount rate			9.00%
Rental Property [Member] | Israel | Industrial Use [Member] | Discounted Cash Flows [Member] | Weighted Average Rental Value [Member] | Israel, New Shekels
Disclosure of detailed information about investment property [line items]
Weighted average rental value (per square meter)			$ 31
Increases in sensitivity analysis	[1]		1,731
Decreases in sensitivity analysis	[1]		$ (1,731)
Rental Property [Member] | UNITED STATES | HSBC Building (Offices) [Member] | Discounted Cash Flows [Member] | Discount Rate [Member]
Disclosure of detailed information about investment property [line items]
Discount rate			(6.25%)
Increases in sensitivity analysis	[1]		$ (2,181)
Decreases in sensitivity analysis	[1]		$ 2,310
Shopping Malls [Member] | Operations Center in Argentina [Member] | Discounted Cash Flows [Member] | Discount Rate [Member]
Disclosure of detailed information about investment property [line items]
Discount rate		12.18%	(12.10%)
Increases in sensitivity analysis	[1]	$ (4,252)	$ (4,668)
Decreases in sensitivity analysis	[1]	$ 5,207	$ 5,821
Shopping Malls [Member] | Operations Center in Argentina [Member] | Discounted Cash Flows [Member] | Growth Rate [Member]
Disclosure of detailed information about investment property [line items]
Growth rate		2.30%	3.00%
Increases in sensitivity analysis	[1]	$ 2,027	$ 2,195
Decreases in sensitivity analysis	[1]	(1,655)	(1,761)
Shopping Malls [Member] | Operations Center in Argentina [Member] | Discounted Cash Flows [Member] | Inflation [Member]
Disclosure of detailed information about investment property [line items]
Inflation	[2]
Increases in sensitivity analysis	[1]	8,852	4,088
Decreases in sensitivity analysis	[1]	(7,282)	(3,742)
Shopping Malls [Member] | Operations Center in Argentina [Member] | Discounted Cash Flows [Member] | Devaluation [Member]
Disclosure of detailed information about investment property [line items]
Devaluation rate	[2]
Increases in sensitivity analysis	[1]	(4,115)	(4,338)
Decreases in sensitivity analysis	[1]	5,030	6,237
Plot Of Land [Member] | Operations Center in Argentina [Member] | Comparable With Incidence Adjustment [Member] | Weighted Average Rental Value [Member]
Disclosure of detailed information about investment property [line items]
Weighted average rental value (per square meter)		30,148	14,312
Increases in sensitivity analysis	[1]	2,159	7,196
Decreases in sensitivity analysis	[1]	$ (2,159)	$ (7,196)
Plot Of Land [Member] | Operations Center in Argentina [Member] | Comparable With Incidence Adjustment [Member] | % of incidence [Member]
Disclosure of detailed information about investment property [line items]
Percentage of incidence		30.00%	30.00%
Increases in sensitivity analysis	[1]	$ 7,196	$ 4,458
Decreases in sensitivity analysis	[1]	(7,196)	(4,458)
Properties Under Development [Member] | Israel | Estimated Fair Value Of Investment Property [Member] | Weighted Average Construction Cost [Member]
Disclosure of detailed information about investment property [line items]
Increases in sensitivity analysis	[1]	(1,307)	(918)
Decreases in sensitivity analysis	[1]	1,307	918
Properties Under Development [Member] | Israel | Estimated Fair Value Of Investment Property [Member] | Weighted Average Construction Cost [Member] | Israel, New Shekels
Disclosure of detailed information about investment property [line items]
Weighted average construction cost (per square meter)		5,787	5,787
Increases in sensitivity analysis	[1]
Decreases in sensitivity analysis	[1]
Properties Under Development [Member] | Israel | Estimated Fair Value Of Investment Property [Member] | Weighted Average Construction Cost [Member] | Minimum [Member]
Disclosure of detailed information about investment property [line items]
Annual weighted average discount rate		7.00%	7.00%
Properties Under Development [Member] | Israel | Estimated Fair Value Of Investment Property [Member] | Weighted Average Construction Cost [Member] | Maximum [Member]
Disclosure of detailed information about investment property [line items]
Annual weighted average discount rate		9.00%	9.00%

[1]	On January 9, 2017, the INRA released a report declaring that Las Londras farm (4565 ha.), with a book value of Ps. 540 as of June 30, 2020, is within the area of the "Guarayos Forestry Reserve" and establishes that the property of Agropecuaria Acres del Sud S.A. should be reduced to 50 hectares, while the remaining acreage would be reverted upon as a fiscal land once the process is concluded. It should be noted that the report is preliminary and is subject to appeal by the interested parties. The Company exercising its rights presented an administrative filing and within the associations of producers that the company is part of. Recently a census was ordered in the affected area, but no definitive resolution was issued to delimit the reservation. At the same time, a claim was made to our sellers to respond for eviction by virtue of the declarations and guarantees granted at the time of the sale of the property.
[2]	For the next 5 years, an average AR$ / US$ exchange rate with an upward trend was considered, starting at Ps. 59.81 (corresponding to the year ended June 30, 2020) and arriving at Ps.243.89. In the long term, a nominal devaluation rate of 2.1% calculated based on the quotient between inflation in Argentina and the United States is assumed. The considered inflation shows a downward trend, which starts at 47.9% (corresponding to the year ended June 30, 2020) and stabilizes at 23.2% after 5 years.